Supplement to the
Fidelity® Capital Appreciation Fund
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T shares of all Fidelity funds have been renamed Class M. “Class M” now replaces “Class T” as referenced within the prospectus.

CAF-17-01 1.731267.119	March 27, 2017